CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 49,627	$ 52,254	$ 53,743	$ 101,881	$ 110,021
Excise taxes	(4,951)	(4,355)	(4,560)	(9,306)	(8,955)
Revenues from sales	44,676	47,899	49,183	92,575	101,066
Purchases, net of inventory variation	(29,158)	(30,855)	(32,117)	(60,013)	(65,897)
Other operating expenses	(7,834)	(7,564)	(7,729)	(15,398)	(15,372)
Exploration costs	(97)	(81)	(97)	(178)	(185)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,258)	(2,998)	(2,976)	(6,256)	(5,918)
Other income	544	247	3	791	1,761
Other expense	(287)	(291)	(251)	(578)	(566)
Financial interest on debt	(816)	(725)	(725)	(1,541)	(1,433)
Financial income and expense from cash & cash equivalents	327	290	408	617	880
Cost of net debt	(489)	(435)	(317)	(924)	(553)
Other financial income	429	318	459	747	765
Other financial expense	(203)	(249)	(213)	(452)	(428)
Net income (loss) from equity affiliates	529	663	627	1,192	645
Income taxes	(2,106)	(2,733)	(2,725)	(4,839)	(5,667)
CONSOLIDATED NET INCOME	2,746	3,921	3,847	6,667	9,651
TotalEnergies share	2,687	3,851	3,787	6,538	9,508
Non-controlling interests	$ 59	$ 70	$ 60	$ 129	$ 143
Earnings per share (in dollars or Euros per share) | (per share)	$ 1.18	$ 1.69	$ 1.61	$ 2.88	$ 4.04
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.17	$ 1.68	$ 1.6	$ 2.85	$ 4.02